OPTIONS - Options outstanding by ASX code (Details)	Jun. 30, 2019 USD ($) Y Option	Jun. 30, 2019 AUD ($) Y Option	Jun. 30, 2018 USD ($) Y Option	Jun. 30, 2018 AUD ($) Y Option	Jun. 30, 2017 AUD ($) Option
OPTIONS
Balance at the end of the financial year (in shares)	38,000,000	38,000,000	55,102,778	55,102,778
Exercisable at the end of the financial year (in shares)	38,000,000	38,000,000	48,102,778	48,102,778
Weighted average exercise price of options, balance at the end of the financial year (AUD/share)	$ 0.015	$ 0.015	$ 0.017	$ 0.016
Weighted average exercise price of options, exercisable at the end of the financial year (AUD/share) | $		$ 0.015		$ 0.017
Weighted average remaining contractual life of options outstanding (in years) | Y	2.16	2.16	1.94	1.94
Unlisted employee options
OPTIONS
Balance at the end of the financial year (in shares)	25,500,000	25,500,000	34,736,111	34,736,111	54,736,111
Weighted average exercise price of options, balance at the end of the financial year (AUD/share) | $		$ 0.015		$ 0.017	$ 0.016
Unlisted options granted to KentGrove Capital
OPTIONS
Balance at the end of the financial year (in shares)	12,500,000	12,500,000
Weighted average exercise price of options, balance at the end of the financial year (AUD/share) | $		$ 0.015
GTGAD (expiring November 24, 2020)
OPTIONS
Balance at the end of the financial year (in shares)			19,236,111	19,236,111
Weighted average exercise price of options, balance at the end of the financial year (AUD/share) | $				$ 0.020
GTGAD (expiring March 31, 2021)
OPTIONS
Balance at the end of the financial year (in shares)	5,000,000	5,000,000	5,000,000	5,000,000
Weighted average exercise price of options, balance at the end of the financial year (AUD/share) | $		$ 0.020		$ 0.020
GTGAD (expiring February 16, 2022)
OPTIONS
Balance at the end of the financial year (in shares)	5,500,000	5,500,000	10,500,000	10,500,000
Weighted average exercise price of options, balance at the end of the financial year (AUD/share) | $		$ 0.010		$ 0.010
ESOP options (expiring December 11, 2021)
OPTIONS
Balance at the end of the financial year (in shares)	15,000,000	15,000,000
Weighted average exercise price of options, balance at the end of the financial year (AUD/share) | $		$ 0.010
Unlisted options attached to convertible notes
OPTIONS
Balance at the end of the financial year (in shares)			20,366,667	20,366,667
Weighted average exercise price of options, balance at the end of the financial year (AUD/share) | $				$ 0.015
GTGAC (expiring December 2, 2018)
OPTIONS
Balance at the end of the financial year (in shares)			20,366,667	20,366,667
Weighted average exercise price of options, balance at the end of the financial year (AUD/share) | $				$ 0.015